NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Nature Of Operations [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
SSR Mining Inc. (the "Company" or "SSR Mining") is a company incorporated under the laws of the Province of British Columbia, Canada. The Company's common shares are listed on the Toronto Stock Exchange (TSX) in Canada and the Nasdaq Global Select Market (NASDAQ) in the United States under the symbol "SSRM" and the Australian Securities Exchange (ASX) in Australia under the symbol "SSR".

The Company and its subsidiaries (collectively, the "Group") are principally engaged in the operation, acquisition, exploration and development of precious metal resource properties located in Turkey and the Americas. The Company has four producing mines and a portfolio of precious metal dominant projects located in Turkey and throughout the Americas. SSR Mining Inc. is the ultimate parent of the Group.

The Company's corporate office is at Suite 800, 1055 Dunsmuir Street, PO Box 49088, Vancouver, British Columbia, Canada, V7X 1G4. Its executive office is at Suite 800, 7001 E. Belleview Avenue, Denver, Colorado, USA., 80237.

The Company's focus is on safe, profitable gold and silver production from its Çöpler Gold Mine ("Çöpler") in Erzincan, Turkey, Marigold mine ("Marigold") in Nevada, USA, Seabee Gold Operation ("Seabee") in Saskatchewan, Canada and Puna Operations ("Puna") in Jujuy, Argentina, and to advance, as market and project conditions permit, its principal development projects towards development and commercial production.

Significant developments during the year ended December 31, 2020

(a)Acquisition of Alacer

On September 16, 2020, the Company completed the acquisition of Alacer Gold Corp. ("Alacer"). The results of operations of Alacer are included in these consolidated financial statements from September 16, 2020 (note 4(a)).

The Company acquired all of the issued and outstanding common shares of Alacer, with Alacer shareholders receiving 0.3246 of an SSR Mining common share for every one Alacer share (the "Exchange Ratio"). The transaction resulted in the issuance of 95,699,911 SSR Mining common shares to the former shareholders of Alacer. Furthermore, all outstanding restricted share units, performance share units and deferred share units of Alacer that were not exercised prior to the acquisition date were replaced with SSR Mining units (the "RSU Replacement Units", the "PSU Replacement Units", and the "DSU Replacement Units", respectively), with the number of such securities issued adjusted by the Exchange Ratio.

Upon closing of the transaction, SSR Mining and former Alacer shareholders owned 57% and 43%, respectively, of the shares of the combined entity. With the completion of the transaction, Alacer has become a wholly-owned subsidiary of SSR Mining. Alacer holds an 80% interest in Anagold Madencilik Sanayi ve Ticaret Anonim Şirketi ("Anagold"), the owner and operator of Çöpler, a large-scale open pit gold mine in east-central Turkey. The 20% non-controlling interest in Anagold is held by Lidya Madencilik Sanayi ve Ticaret Anonim Şirketi ("Lidya Mining").

(b)COVID-19 Response and Impact on Operations

During the year ended December 31, 2020, the coronavirus disease 2019 ("COVID-19") pandemic has negatively impacted global economic and certain financial markets. Many industries have been impacted by the COVID-19 pandemic and are facing operating challenges associated with the regulations and guidelines resulting from efforts to contain it.

The Company continues to restrict all non-essential travel and manage the contact of its employees and contractors in order to reduce the risk of COVID-19 impacting its operations. The Company is operating its corporate offices at minimal capacity, with most employees working remotely.
1.NATURE OF OPERATIONS (continued)

(b)COVID-19 Response and Impact on Operations (continued)

Seabee and Puna were placed into care and maintenance near the end of the first quarter of 2020 and subsequently restarted through the second and third quarters of 2020. While there have been some impacts caused by the COVID-19 pandemic, Çöpler's and Marigold's operations have continued uninterrupted.

At Seabee, phased re-start plans were successfully implemented during the third quarter. In July, ore extraction and development rates ramped up and, in early August, milling operations re-commenced. Prior to restarting the mill, the Company built up an ore stockpile, which provided the mill with operating flexibility relative to mine extraction. Operations have returned to or exceeded pre-COVID-19 rates since August. Maintaining flight and camp operations within determined health and safety protocols continue to be an ongoing focus.

At Puna, operations returned to production late in the second quarter, with the recommencement of mining, hauling and milling operations. During the third quarter, COVID-19 infection rates in the Province of Jujuy escalated, resulting in further interruptions to operations. Puna suspended operations in September in order to manage camp occupancy, conduct testing for employees and contractors and reduce the risk of transmission. Mining and milling activities returned to pre-COVID-19 operating levels at the beginning of October. Strict protocols remain in place to manage the COVID-19 risk within the camp and operations.

During the temporary suspensions at Seabee and Puna, the sites continued to perform care and maintenance activities. Costs incurred during the suspensions associated with these activities have been separately identified and accounted for as care and maintenance expense within operating income in the consolidated statements of income.

At Çöpler and Marigold, the sites continue to operate with limited impact from COVID-19 and have implemented numerous measures intended to protect employees, including quarantining, testing, ensuring physical distancing and providing additional protective equipment. COVID-19 is slowing government processes including permitting. In Turkey, considerable effort is being expended to attain permits and land access for continued growth and operations.
Currently, Çöpler, Marigold, Seabee and Puna are all operating with some impacts caused by the COVID-19 pandemic. Each of the sites continue to work with national and local authorities in accordance with applicable regulations and remain vigilant with respect to on-site specific protocols to protect the health and safety of their employees and stakeholders; however, all sites remain exposed to potential COVID-19 impacts.